Subsequent Events (Tables)	12 Months Ended
Mar. 31, 2022
Subsequent Events [Abstract]
Shedule of proceeds
Sr. No.	Particulars	Total	Used	Unspent
		US$	US$	US$
		In Million	In Million	In Million
1	Gross Proceeds from issue of shares	14.25

2	Used of net proceeds
	Acquisition of customers	4.00	1.50	2.50
	General corporate purposes	3.95	3.86	0.09
	Development of assets	2.00	1.52	0.48
	Repayment of the outstanding principal and interest on the 7% Senior Secured Promissory Note	1.45	1.45	-
	Share issue expenses mainly underwriter commission, counsel fees and auditor fees.	2.85	1.95	0.90
	Total	14.25	10.28	3.97